Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000007964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007964
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	1.43%	3.24%
Without Sales Load [Member] | C000007965
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	1.51%	3.32%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
NACC2 Index: Bloomberg NJ Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg NJ Municipal Bond Index
Average Annual Return, Percent	3.03%	1.66%	3.37%
NACC2 Index: Bloomberg NJ Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg NJ Municipal Bond Index
Average Annual Return, Percent	3.03%	1.66%	3.37%